Offerings	Apr. 04, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	COPT Defense Properties Common Shares of Beneficial Interest, par value $0.01 per share
Fee Rate	0.01531%
Offering Note	The securities registered hereby may be sold separately, together or in units with other securities registered hereby. An indeterminate amount of the securities of each identified class is being registered as may from time to time be offered hereunder at indeterminate prices. Separate consideration may or may not be received for securities that are issuable upon exercise, conversion or exchange of other securities or that are issued in units. In addition to any common shares of beneficial interest, preferred shares of beneficial interest and depositary shares as may be issued directly under this registration statement, an indeterminate number of common shares, preferred shares and other securities that may be issued by the registrant, either at the option of the holder thereof or the registrant, upon conversion of, or in exchange for, common, preferred or depositary shares or warrants, and for which no separate consideration will be received, are being registered hereby. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fee, which will be paid subsequently on a pay-as-you-go basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	COPT Defense Properties Preferred Shares of Beneficial Interest, par value $0.01 per share
Fee Rate	0.01531%
Offering Note	See footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	COPT Defense Properties Depositary Shares
Fee Rate	0.01531%
Offering Note	See footnote 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	COPT Defense Properties Warrants
Fee Rate	0.01531%
Offering Note	See footnote 1. The warrants, if issued, will entitle the holders thereof to purchase common shares and/or preferred shares, and may be sold separately, together or in units with other securities registered hereby.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	COPT Defense Properties, L.P. Debt Securities
Fee Rate	0.01531%
Offering Note	See footnote 1. The debt securities will be issued by COPT Defense Properties, L.P., a majority-owned subsidiary of COPT Defense Properties. The debt securities offered by COPT Defense Properties, L.P. may be accompanied by guarantees issued by COPT Defense Properties.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	COPT Defense Properties Guarantees of Debt Securities
Fee Rate	0.01531%
Offering Note	See footnote 1. No separate consideration will be received for the guarantees. Pursuant to Rule 457(n), no separate fee is payable with respect to the guarantees being registered hereby.